FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Assets And Liabilities Denominated In Foreign Currencies
December 31,2021	CAD	COP	EUR	CHF
Thousands of foreign currencies
Cash	1,393	4,451,775	896	-
Amounts receivable	72	15,775,755	-	-
Loans receivable	-	-	-	250
Trade payables	(40)	(5,398,068)	-	-
Accrued liabilities	(589)	(2,120,869)	-	-
Lease liability	-	(1,690,797)	-	-
Long term debt	-	(72,963)	-	-
Net carrying value	836	10,944,833	896	250
December 31,2020	CAD	COP	EUR
Thousands of foreign currencies
Cash	1,839	889,204	118
Amounts receivable	594	1,478,432	-
Trade payables	(581)	(4,032,077)	-
Accrued liabilities	(120)	-	-
Lease liability	-	(1,126,542)	-
Long term debt	-	(1,098,081)	-
Net carrying value	1,732	(3,889,064)	118